Organization (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization [Abstract]
Accumulated deficit	$ (38,031,619)	$ (26,144,245)
Working capital	(8,851,717)
Stockholders' deficit	$ (36,372,708)	$ (25,086,389)	$ (10,422,034)